Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Central Index Key	0000029989
Entity Registrant Name	OMNICOM GROUP INC.
Amendment Flag	false
EBP 004 [Member]
Document Information [Line Items]
Document Period End Date	Dec. 31, 2025